Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2024 and 2025, and consolidated operating results and cash flows information for the years ended December 31, 2023, 2024 and 2025, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	4,493	16,502
Restricted cash	9,928	659
Accounts receivable, net	176,529	133,001
Amount due from related parties (Note (i))	318,792	350,759
Prepayments and other assets, net	81,239	63,771
Inventories	5,380	5,022
Total current assets	596,361	569,714
Property, plant and equipment, net	8,115	3,423
Intangible assets, net	—	152
Right-of-use assets	785	244
Equity method investments, net	159,658	115,003
Long-term equity investments, net	2,000	12,010
Total non-current assets	170,558	130,832
Total assets	766,919	700,546
Accounts payable	98,175	63,450
Customers’ refundable fees	14,433	17,201
Amounts due to related parties (Note (i))	1,717,400	1,690,573
Accrued expenses and other payables	69,174	62,111
Income tax payables	11	87
Lease liabilities	671	230
Total current liabilities	1,899,864	1,833,652
Non-current liabilities
Income tax payables	20,746	—
Lease liabilities	130	—
Long-term loans from a related party excluding current installments (Note (ii))	25,000	—
Total non-current liabilities	45,876	—
Total liabilities	1,945,740	1,833,652

(i)	Amounts due from/to related parties include the amounts due from/to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon the group consolidation.

(ii)	Long-term loans from a related party represents entrusted loans with maturities from 3 to 5 years at annual interest rates from 0.2% to 0.5% from Fangdd Information via Bank of China and Bank of Beijing, which are eliminated upon consolidation and were fully repaid in advance by the end of December 31, 2025.
	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(22,647)	(235,110)	22,209
Net cash provided by/(used in) investing activities	44,568	(36,480)	7,651
Net cash (used in)/provided by financing activities	(72,500)	240,929	(25,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	—	(2,120)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(50,579)	(30,661)	2,740